Foreign currency forward contracts (Details) € in Thousands, ¥ in Thousands, ¥ in Thousands, £ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 JPY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 JPY (¥)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 GBP (£)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 JPY (¥)	Dec. 31, 2014 EUR (€)	Dec. 31, 2015 JPY (¥)	Dec. 31, 2014 EUR (€)
Foreign currency forward contracts
Gain /(loss) from the change in the fair value on the effective portion of derivative contract	¥ 0		¥ 0					¥ 0
Foreign currency forward contracts
Foreign currency forward contracts
Notional amount of derivative contracts entered		¥ 7,291,508		¥ 6,684,725	€ 26,686	$ 25,917	£ 171		¥ 922,031	€ 75,164
Gain/(loss) from the change in the fair value on the ineffective portion of derivative contract	¥ (22,037)		4,440					¥ 10,470
Outstanding notional balances and the estimated fair value of derivative contracts
Notional amount		¥ 0							¥ 384,584		¥ 1,846,515	€ 22,284
Foreign currency forward contracts | Not designated as hedging instruments | Other current assets
Outstanding notional balances and the estimated fair value of derivative contracts
Notional amount			100,741
Estimate fair value			¥ 960
Foreign currency forward contracts | Cash Flow Hedge
Foreign currency forward contracts
Hedging period, cash flows associated with third-party sales	12 months	12 months